Operating Segments	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Operating Segments [Abstract]
Operating Segments

Note 9. Operating Segments

The Company maintains two active operating segments: BioTherapeutics and Vaccines/BioDefense. Each segment includes an element of overhead costs specifically associated with its operations, with its corporate shared services group responsible for support functions generic to both operating segments.

	Three Months Ended September 30,
	2016	2015
Contract/Grant Revenue
Vaccines/BioDefense	$2,959,254	$3,879,675
BioTherapeutics	—	—
Total	$2,959,254	$3,879,675

Income (Loss) from Operations
Vaccines/BioDefense	$239,012	$653,415
BioTherapeutics	(908,086)	(959,065)
Corporate	(829,743)	(964,016)
Total	$(1,498,817)	$(1,269,666)

Amortization and Depreciation Expense
Vaccines/BioDefense	$10,090	$10,093
BioTherapeutics	10,313	50,673
Corporate	2,063	2,074
Total	$22,466	$62,840

Other Income (Expense), Net
Corporate	$(174,400)	$4,044,014

Share-Based Compensation
Vaccines/BioDefense	$25,164	$19,344
BioTherapeutics	30,496	29,180
Corporate	61,590	86,400
Total	$117,250	$134,924

	Nine Months Ended September 30,
	2016	2015
Contract/Grant Revenue
Vaccines/BioDefense	$8,750,291	$5,781,816
BioTherapeutics	—	13,972
Total	$8,750,291	$5,795,788

Income (Loss) from Operations
Vaccines/BioDefense	$1,291,123	$1,040,627
BioTherapeutics	(2,822,766)	(3,094,883)
Corporate	(2,882,836)	(2,808,428)
Total	$(4,414,479)	$(4,862,684)

Amortization and Depreciation Expense
Vaccines/BioDefense	$30,150	$29,820
BioTherapeutics	31,309	148,913
Corporate	6,443	5,763
Total	$67,902	$184,496

Other Income (Expense), Net
Corporate	$1,499,055	$(909,984)

Share-Based Compensation
Vaccines/BioDefense	$77,393	$63,280
BioTherapeutics	96,313	88,615
Corporate	280,229	262,217
Total	$453,935	$414,112

	As of September 30, 2016	As of December 31, 2015
Identifiable Assets
Vaccines/BioDefense	$1,801,149	$2,123,676
BioTherapeutics	56,555	76,183
Corporate	5,896,100	5,187,263
Total	$7,753,804	$7,387,122

Note 11. Operating Segments

The Company maintains two active operating segments: BioTherapeutics and Vaccines/BioDefense. Each segment includes an element of overhead costs specifically associated with its operations, with its corporate shared services group responsible for support functions generic to both operating segments.

	For the Years Ended December 31,
	2015	2014
Revenues
Vaccines/BioDefense	$8,754,418	$6,756,388
BioTherapeutics	13,972	286,628
Total	$8,768,390	$7,043,016

Income (Loss) from Operations
Vaccines/BioDefense	$1,263,709	$807,164
BioTherapeutics	(4,487,988)	(7,674,381)
Corporate	(3,885,997)	(3,894,132)
Total	$(7,110,276)	$(10,761,349)

Amortization and Depreciation Expense
Vaccines/BioDefense	$39,925	$39,625
BioTherapeutics	199,661	199,196
Corporate	7,872	6,966
Total	$247,458	$245,787

Other Income (Expense), Net
Corporate	$(1,209,887)	$3,437,505

Share-Based Compensation
Vaccines/BioDefense	$111,960	$114,920
BioTherapeutics	148,244	193,926
Corporate	394,277	411,304
Total	$654,481	$720,150

	As of December 31,
	2015	2014

Identifiable Assets
Vaccines/BioDefense	$2,123,676	$1,025,220
BioTherapeutics	76,183	204,308
Corporate	5,187,263	5,724,720
Total	$7,387,122	$6,954,248